Equity (Q2) (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 08, 2019	Nov. 16, 2018	May 09, 2018	May 08, 2018	Nov. 08, 2017	Nov. 07, 2017	Oct. 04, 2017
Stockholders' Equity Note [Abstract]
Share price									$ 11.10	$ 11.05	$ 11.05	$ 11.00	$ 11.00	$ 10.20	$ 10.20
OP units outstanding, shares		42.7		42.7		44.5	44.5
Noncontrolling Interest [Line Items]
Share repurchases, value		$ 5,994	$ 42,137	$ 12,674	$ 46,152	$ 53,758	$ 47,157	$ 20,301
Subsidiaries
Noncontrolling Interest [Line Items]
Noncontrolling interest, ownership percentage		25.00%		25.00%		25.00%
Subsequent Event
Noncontrolling Interest [Line Items]
Share repurchases, value	$ 1,200